OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred revenues [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities	[1],[2]	$ 2,533,081	$ 2,273,137
Non-current liabilities	[1],[2]	420,208	512,056
Total Liabilities	[1],[2]	2,953,289	2,785,193
Sales tax [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		7,194	3,870
Non-current liabilities
Total Liabilities		7,194	3,870
Retentions [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		40,810	31,509
Non-current liabilities
Total Liabilities		40,810	31,509
Other taxes [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		12,045	4,916
Non-current liabilities
Total Liabilities		12,045	4,916
Other sundry liabilities [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		49,121	19,144
Non-current liabilities
Total Liabilities		49,121	19,144
Total other non-financial liabilities [Member]
OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of composition of non financial liabilities [Line Items]
Current liabilities		2,642,251	2,332,576
Non-current liabilities		420,208	512,056
Total Liabilities		$ 3,062,459	$ 2,844,632

[1]	As of December 31, 2022, Deferred Income includes ThUS$ 41,318 related to the compensation from Delta Air Lines, Inc., which is recognized in the income statement based on the estimation of income differentials until the implementation of the strategic alliance. During the period, the Company has recognized ThUS $ 30,408 within the income statement related with this compensation.
[2]	The balance includes mainly, deferred income for services not provided as of December 31, 2022 and December 31, 2021 and for the frequent flyer LATAM Pass program.